Contingent Liabilities and Commitments (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 02, 2013	Mar. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Royalty payments			$ 342	$ 235
Revenues from sale or license			1,778	383	$ 17,718
Profit (loss) from discontinued operation			0	80	2,889
Liabilities			24,326	23,798
Financial income			11	843	$ 556
Third party [Member] | Patents and intellectual property [Member]
Disclosure of contingent liabilities [line items]
License costs			$ 950
Percentage of royalties to pay for future revenues from sales of products			1.5% to 2.5
Period of royalties to pay for future revenues from sales of products			10 to 15 years
One-time lump-sum amount			$ 1,500
Aggregate revenues			100,000
Royalty payments			$ 149	42
Third party [Member] | Patents and intellectual property [Member] | Sub-licensing of patents [Member]
Disclosure of contingent liabilities [line items]
Percentage of royalties to pay for future revenues from sales of products			10% - 20%
Third party [Member] | Patents and intellectual property [Member] | Sub-licensing of patents [Member] | Bottom of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of one-time lump sum payment amount			2.00%
One-time lump-sum amount			$ 1,000
Third party [Member] | Patents and intellectual property [Member] | Sub-licensing of patents [Member] | Top of range [Member]
Disclosure of contingent liabilities [line items]
Percentage of one-time lump sum payment amount			4.00%
Teva [Member]
Disclosure of contingent liabilities [line items]
Settlement amount paid by Teva		$ 4,000
Reduced rate of payments		15.00%
Reduced aggregate amount		$ 10,200
Collaboration agreements amount related to Polyheal		$ 10,200
Revised cash consideration paid				1,000
Obligation for contingent consideration				2,000
Modified contingent consideration				7,200
Liabilities			$ 5,928	6,587
Financial expenses (income)			$ 590	(433)
Teva [Member] | Ordinary shares [Member]
Disclosure of contingent liabilities [line items]
Number of shares repurchased	755,492
R&D Law [Member]
Disclosure of contingent liabilities [line items]
Percentage of royalties to pay for future revenues from sales of products			3%
Royalty payments				$ 1,303
Maximum aggregate royalties paid in percentage			100.00%
Interest rate			12-month LIBOR